9. Inventories (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Provision for obsolete inventory [Roll Forward]
Balances at the beginning of the year	R$ (14,302)	R$ (12,808)
Addition	(702)	(2,168)
Write-off	2,142	674
Balances at the end of the year	R$ (12,862)	R$ (14,302)